                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-4410

                           Oppenheimer Discovery Fund
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                      Date of fiscal year end: September 30

                      Date of reporting period: 12/31/2010

Oppenheimer Discovery Fund
STATEMENT OF INVESTMENTS   December 31, 2010 (Unaudited)

ITEM 1. SCHEDULE OF INVESTMENTS.

                                                      Shares         Value
                                                    ---------   --------------
COMMON STOCKS--99.1%
CONSUMER DISCRETIONARY--16.3%
AUTO COMPONENTS--1.0%
Tenneco, Inc.(1)                                      275,990   $   11,359,748
                                                                --------------
DIVERSIFIED CONSUMER SERVICES--0.7%
Sotheby's                                             186,990        8,414,550
                                                                --------------
HOTELS, RESTAURANTS & LEISURE--3.8%
BJ's Restaurants, Inc.(1)                             188,260        6,670,052
Cheesecake Factory, Inc. (The)(1)                     309,930        9,502,454
Chipotle Mexican Grill, Inc., Cl. A(1)                 26,440        5,622,730
Country Style Cooking Restaurant Chain Co. Ltd.,
   Sponsored ADR(1)                                   201,910        4,643,934
Panera Bread Co., Cl. A(1)                            165,035       16,703,192
                                                                --------------
                                                                    43,142,362
                                                                --------------
INTERNET & CATALOG RETAIL--0.3%
E-Commerce China Dangdang, Inc., Sponsored ADR(1)     125,050        3,385,104
                                                                --------------
MEDIA--1.6%
Imax Corp.(1)                                         436,570       12,245,789
Valassis Communications, Inc.(1)                      164,760        5,329,986
                                                                --------------
                                                                    17,575,775
                                                                --------------
SPECIALTY RETAIL--4.5%
Monro Muffler Brake, Inc.                             377,149       13,045,584
Tractor Supply Co.                                    255,100       12,369,799
Ulta Salon, Cosmetics & Fragrance, Inc.(1)            327,430       11,132,620
Vitamin Shoppe, Inc.(1)                               189,280        6,367,379
Zumiez, Inc.(1)                                       281,680        7,568,742
                                                                --------------
                                                                    50,484,124
                                                                --------------
TEXTILES, APPAREL & LUXURY GOODS--4.4%
G-III Apparel Group Ltd.(1)                           251,450        8,838,468
Lululemon Athletica, Inc.(1)                          210,820       14,424,304
Steven Madden Ltd.(1)                                 309,370       12,906,916
Under Armour, Inc., Cl. A(1)                          128,520        7,048,037
Vera Bradley, Inc.(1)                                 193,460        6,384,180
                                                                --------------
                                                                    49,601,905
                                                                --------------
CONSUMER STAPLES--3.2%
FOOD & STAPLES RETAILING--0.4%
Fresh Market, Inc. (The)(1)                           110,500        4,552,600
FOOD PRODUCTS--1.7%
Diamond Foods, Inc.                                   247,570       13,165,773
TreeHouse Foods, Inc.(1)                              113,930        5,820,684
                                                                --------------
                                                                    18,986,457
                                                                --------------
PERSONAL PRODUCTS--1.1%
Elizabeth Arden, Inc.(1)                              311,430        7,166,004
Nu Skin Asia Pacific, Inc., Cl. A                     172,270        5,212,890
                                                                --------------
                                                                    12,378,894
                                                                --------------


                         1 | Oppenheimer Discovery Fund

Oppenheimer Discovery Fund
STATEMENT OF INVESTMENTS   December 31, 2010 (Unaudited)

                                                      Shares         Value
                                                    ---------   --------------
ENERGY--4.9%
ENERGY EQUIPMENT & SERVICES--3.4%
Complete Production Services, Inc.(1)                 198,040   $    5,852,082
Core Laboratories NV                                  149,530       13,315,647
Dril-Quip, Inc.(1)                                     93,700        7,282,364
Superior Energy Services, Inc.(1)                     336,360       11,769,236
                                                                --------------
                                                                    38,219,329
                                                                --------------
OIL, GAS & CONSUMABLE FUELS--1.5%
Brigham Exploration Co.(1)                            356,900        9,721,956
Oasis Petroleum, Inc.(1)                              275,520        7,472,102
                                                                --------------
                                                                    17,194,058
                                                                --------------
FINANCIALS--5.1%
CAPITAL MARKETS--1.2%
Stifel Financial Corp.(1)                             112,038        6,950,838
Waddell & Reed Financial, Inc., Cl. A                 184,760        6,520,180
                                                                --------------
                                                                    13,471,018
                                                                --------------
COMMERCIAL BANKS--1.9%
East West Bancorp, Inc.                               447,850        8,755,468
Signature Bank(1)                                     251,879       12,593,950
                                                                --------------
                                                                    21,349,418
                                                                --------------
CONSUMER FINANCE--0.3%
Netspend Holdings, Inc.(1)                            293,820        3,766,772
                                                                --------------
DIVERSIFIED FINANCIAL SERVICES--0.7%
MSCI, Inc., Cl. A(1)                                  190,140        7,407,854
                                                                --------------
REAL ESTATE MANAGEMENT & DEVELOPMENT--1.0%
Jones Lang LaSalle, Inc.                              134,234       11,264,917
                                                                --------------
HEALTH CARE--17.9%
BIOTECHNOLOGY--3.1%
Alexion Pharmaceuticals, Inc.(1)                      214,300       17,261,865
Cepheid, Inc.(1)                                      312,460        7,108,465
United Therapeutics Corp.(1)                          181,550       11,477,591
                                                                --------------
                                                                    35,847,921
                                                                --------------
HEALTH CARE EQUIPMENT & SUPPLIES--3.8%
Cooper Cos., Inc. (The)                               199,970       11,266,310
Dexcom, Inc.(1)                                       200,379        2,735,173
HeartWare International, Inc.(1)                       70,660        6,187,696
Neogen Corp.(1)                                        69,864        2,866,520
NxStage Medical, Inc.(1)                              138,600        3,448,368
Sirona Dental Systems, Inc.(1)                        188,460        7,873,859
Volcano Corp.(1)                                      311,580        8,509,250
                                                                --------------
                                                                    42,887,176
                                                                --------------
HEALTH CARE PROVIDERS & SERVICES--6.3%
AMERIGROUP Corp.(1)                                   130,520        5,732,438
Catalyst Health Solutions, Inc.(1)                    218,370       10,152,021
Emergency Medical Services LP, Cl. A(1)               105,300        6,803,433


                         2 | Oppenheimer Discovery Fund

Oppenheimer Discovery Fund
STATEMENT OF INVESTMENTS   December 31, 2010 (Unaudited)

                                                      Shares         Value
                                                    ---------   --------------
HEALTH CARE PROVIDERS & SERVICES CONTINUED
Hanger Orthopedic Group, Inc.(1)                      432,989   $    9,175,037
Health Management Associates, Inc., Cl. A(1)          794,280        7,577,431
HMS Holdings Corp.(1)                                 213,807       13,848,279
IPC The Hospitalist Co.(1)                            206,476        8,054,629
Magellan Health Services, Inc.(1)                     206,940        9,784,123
                                                                --------------
                                                                    71,127,391
                                                                --------------
HEALTH CARE TECHNOLOGY--1.2%
SXC Health Solutions Corp.(1)                         311,022       13,330,403
                                                                --------------
LIFE SCIENCES TOOLS & SERVICES--1.6%
Bruker Corp.(1)                                       752,260       12,487,516
Pacific Biosciences of California, Inc.(1)            387,720        6,168,625
                                                                --------------
                                                                    18,656,141
                                                                --------------
PHARMACEUTICALS--1.9%
Nektar Therapeutics(1)                                342,720        4,403,952
Salix Pharmaceuticals Ltd.(1)                         359,560       16,884,938
                                                                --------------
                                                                    21,288,890
                                                                --------------
INDUSTRIALS--15.9%
AEROSPACE & DEFENSE--3.0%
BE Aerospace, Inc.(1)                                 430,350       15,935,861
DigitalGlobe, Inc.(1)                                 137,509        4,360,410
TransDigm Group, Inc.(1)                              187,620       13,510,516
                                                                --------------
                                                                    33,806,787
                                                                --------------
AIR FREIGHT & LOGISTICS--0.7%
Atlas Air Worldwide Holdings, Inc.(1)                 144,250        8,053,478
                                                                --------------
AIRLINES--0.8%
Alaska Air Group, Inc.(1)                             163,060        9,243,871
                                                                --------------
COMMERCIAL SERVICES & SUPPLIES--0.7%
IESI-BFC Ltd.                                         333,330        8,099,919
                                                                --------------
ELECTRICAL EQUIPMENT--1.3%
Polypore International, Inc.(1)                       350,250       14,265,683
                                                                --------------
MACHINERY--5.3%
Actuant Corp., Cl. A                                  102,930        2,739,997
Gardner Denver, Inc.                                  189,380       13,033,132
Graco, Inc.                                           306,500       12,091,425
Lindsay Manufacturing Co.                              91,810        5,456,268
Middleby Corp. (The)(1)                               125,090       10,560,098
WABCO Holdings, Inc.(1)                               269,090       16,395,654
                                                                --------------
                                                                    60,276,574
                                                                --------------
PROFESSIONAL SERVICES--1.9%
Acacia Research Corp.(1)                              509,980       13,228,881
TrueBlue, Inc.(1)                                     496,070        8,924,299
                                                                --------------
                                                                    22,153,180
                                                                --------------
TRADING COMPANIES & DISTRIBUTORS--2.2%
TAL International Group, Inc.                         319,690        9,868,830
Titan Machinery, Inc.(1)                              270,770        5,225,861


                         3 | Oppenheimer Discovery Fund

Oppenheimer Discovery Fund
STATEMENT OF INVESTMENTS   December 31, 2010 (Unaudited)

                                                      Shares         Value
                                                    ---------   --------------
TRADING COMPANIES & DISTRIBUTORS CONTINUED
WESCO International, Inc.(1)                          178,720   $    9,436,416
                                                                --------------
                                                                    24,531,107
                                                                --------------
INFORMATION TECHNOLOGY--29.6%
COMMUNICATIONS EQUIPMENT--4.7%
Acme Packet, Inc.(1)                                  303,530       16,135,655
Aruba Networks, Inc.(1)                               596,380       12,452,414
Ixia(1)                                               427,480        7,173,114
Oclaro, Inc.(1)                                       297,120        3,907,128
Riverbed Technology, Inc.(1)                          373,950       13,151,822
                                                                --------------
                                                                    52,820,133
                                                                --------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.7%
Cognex Corp.                                          278,360        8,189,351
                                                                --------------
INTERNET SOFTWARE & SERVICES--4.9%
Ancestry.com, Inc.(1)                                 195,560        5,538,259
Dice Holdings, Inc.(1)                                678,210        9,732,314
Digital River, Inc.(1)                                159,930        5,504,791
Intralinks Holdings, Inc.(1)                          439,703        8,226,843
LogMein, Inc.(1)                                      212,500        9,422,250
SINA Corp.(1)                                         166,140       11,433,755
WebMD Health Corp., Cl. A(1)                          111,360        5,686,042
                                                                --------------
                                                                    55,544,254
                                                                --------------
IT SERVICES--2.6%
Cardtronics, Inc.(1)                                  411,449        7,282,647
hiSoft Technology International Ltd., ADR(1)          115,300        3,482,060
iGate Corp.                                           380,040        7,490,588
Sapient Corp.                                         499,460        6,043,466
Syntel, Inc.                                          111,880        5,346,745
                                                                --------------
                                                                    29,645,506
                                                                --------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--7.2%
Atheros Communications, Inc.(1)                       244,270        8,774,178
Cavium Networks, Inc.(1)                              295,100       11,119,368
Cypress Semiconductor Corp.(1)                        654,980       12,169,528
Inphi Corp.(1)                                         93,770        1,883,839
Netlogic Microsystems, Inc.(1)                        434,980       13,662,722
OmniVision Technologies, Inc.(1)                      405,330       12,001,821
Silicon Laboratories, Inc.(1)                         124,700        5,738,694
Skyworks Solutions, Inc.(1)                           563,960       16,146,175
                                                                --------------
                                                                    81,496,325
                                                                --------------
SOFTWARE--9.5%
BroadSoft, Inc.(1)                                    217,242        5,187,739
Concur Technologies, Inc.(1)                          208,580       10,831,559
Fortinet, Inc.(1)                                     248,346        8,033,993
Informatica Corp.(1)                                  262,340       11,550,830


                         4 | Oppenheimer Discovery Fund

Oppenheimer Discovery Fund
STATEMENT OF INVESTMENTS   December 31, 2010 (Unaudited)

                                                      Shares         Value
                                                    ---------   --------------
SOFTWARE CONTINUED
Longtop Financial Technologies Ltd., ADR(1)           132,980   $    4,811,216
Radiant Systems, Inc.(1)                              542,910       10,624,749
RealPage, Inc.(1)                                     210,600        6,513,858
SS&C Technologies Holdings, Inc.(1)                   201,240        4,127,432
SuccessFactors, Inc.(1)                               365,635       10,588,790
Synchronoss Technologies, Inc.(1)                     409,744       10,944,262
TIBCO Software, Inc.(1)                               569,240       11,219,720
Ultimate Software Group, Inc. (The)(1)                121,340        5,900,764
VanceInfo Technologies, Inc., ADR(1)                  200,020        6,908,691
                                                                --------------
                                                                   107,243,603
                                                                --------------
MATERIALS--5.4%
CHEMICALS--1.7%
Rockwood Holdings, Inc.(1)                            106,470        4,165,106
Solutia, Inc.(1)                                      646,240       14,915,219
                                                                --------------
                                                                    19,080,325
                                                                --------------
CONTAINERS & PACKAGING--0.7%
Rock-Tenn Co., Cl. A                                  152,220        8,212,269
                                                                --------------
METALS & MINING--3.0%
Allied Nevada Gold Corp.(1)                           323,106        8,500,919
Globe Specialty Metals, Inc.                          514,890        8,799,470
Schnitzer Steel Industries, Inc.                      165,790       11,006,798
Silver Standard Resources, Inc.(1)                    216,620        6,113,016
                                                                --------------
                                                                    34,420,203
                                                                --------------
TELECOMMUNICATION SERVICES--0.8%
WIRELESS TELECOMMUNICATION SERVICES--0.8%
SBA Communications Corp.(1)                           216,880        8,879,067
                                                                --------------
Total Common Stocks (Cost $789,629,909)                          1,121,654,442
                                                                --------------
INVESTMENT COMPANY--0.9%
Oppenheimer Institutional Money Market Fund,
Cl. E, 0.21% (2,3) (Cost $9,922,984)                9,922,984        9,922,984
TOTAL INVESTMENTS, AT VALUE (COST $799,552,893)         100.0%   1,131,577,426
Liabilities in Excess of Other Assets                    (0.0)        (103,721)
                                                    ---------   --------------
Net Assets                                              100.0%  $1,131,473,705
                                                    =========   ==============

Footnotes to Statement of Investments

(1.) Non-income producing security.

(2.) Rate shown is the 7-day yield as of December 31, 2010.


                         5 | Oppenheimer Discovery Fund

Oppenheimer Discovery Fund
STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

(3.) Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended December 31, 2010, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                        SHARES            GROSS         GROSS            SHARES
                                  SEPTEMBER 30, 2010    ADDITIONS     REDUCTIONS   DECEMBER 31, 2010
                                  ------------------   -----------   -----------   -----------------
Oppenheimer Institutional Money
   Market Fund, Cl. E                 16,691,124       142,360,462   149,128,602       9,922,984

                                      VALUE     INCOME
                                   ----------   ------
Oppenheimer Institutional Money
   Market Fund, Cl. E              $9,922,984   $8,978

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset or liability).

The table below categorizes amounts as of December 31, 2010 based on valuation input level:

                                                                       LEVEL 3--
                                   LEVEL 1--          LEVEL 2--       SIGNIFICANT
                                  UNADJUSTED     OTHER SIGNIFICANT   UNOBSERVABLE
                                 QUOTED PRICES   OBSERVABLE INPUTS       INPUTS          VALUE
                                --------------   -----------------   ------------   --------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Common Stocks
   Consumer Discretionary       $  183,963,568          $--               $--       $  183,963,568
   Consumer Staples                 35,917,951           --                --           35,917,951
   Energy                           55,413,387           --                --           55,413,387
   Financials                       57,259,979           --                --           57,259,979
   Health Care                     203,137,922           --                --          203,137,922
   Industrials                     180,430,599           --                --          180,430,599
   Information Technology          334,939,172           --                --          334,939,172
   Materials                        61,712,797           --                --           61,712,797
   Telecommunication Services        8,879,067           --                --            8,879,067
Investment Company                   9,922,984           --                --            9,922,984
                                --------------          ---               ---       --------------
Total Assets                    $1,131,577,426          $--               $--       $1,131,577,426
                                --------------          ---               ---       --------------

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION METHODOLOGIES, IF ANY, DURING THE REPORTING PERIOD.


                         6 | Oppenheimer Discovery Fund

Oppenheimer Discovery Fund
STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," inputs other than unadjusted quoted prices for an asset that are observable are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Trustees or dealers.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and "money market-type" debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the "bid" and "asked" prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

In the absence of a readily available unadjusted quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market


                         7 | Oppenheimer Discovery Fund

Oppenheimer Discovery Fund
STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund's investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.

Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

FEDERAL TAXES. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of December 31, 2010 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities   $803,221,489
                                 ============
Gross unrealized appreciation    $331,553,450
Gross unrealized depreciation      (3,197,513)
                                 ------------
Net unrealized appreciation      $328,355,937
                                 ============


                         8 | Oppenheimer Discovery Fund

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 12/31/2010, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Discovery Fund


By: /s/ William F. Glavin, Jr.
    ---------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer
Date: 02/08/2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ William F. Glavin, Jr.
    ---------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer
Date: 02/08/2011


By: /s/ Brian W. Wixted
    ---------------------------------
    Brian W. Wixted
    Principal Financial Officer
Date: 02/08/2011